Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Reportable Segments

Information about the Company’s reportable segments are as follows (in thousands):

	Three Months Ended June 30, 2019
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$120,953	$85,413	$54,531	$260,897
Gross profit	$7,295	$6,101	$449	$13,845

	Three Months Ended June 30, 2020
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$175,568	$26,604	$50,921	$253,093
Gross profit (loss)	$7,219	$931	$(543)	$7,607
	Six Months Ended June 30, 2019
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$210,808	$178,497	$106,651	$495,956
Gross profit	$13,049	$12,179	$629	$25,857

	Six Months Ended June 30, 2020
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$408,740	$113,628	$106,497	$628,865
Gross profit (loss)	$21,486	$6,346	$(1,838)	$25,994

Information about the Company’s reportable segments for the years ended December 31, 2018 and 2019 are as follows:

	Year Ended December 31, 2018
	(in thousands)
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$301,172	$379,743	$174,514	$855,429
Gross profit	$22,425	$35,125	$3,257	$60,807

	Year Ended December 31, 2019
	(in thousands)
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$588,114	$390,243	$213,464	$1,191,821
Gross profit	$32,127	$25,392	$340	$57,859

Schedule of Reconciliation Between Reportable Segment Gross Profit to Consolidated Loss Before Provision for Income Taxes

The reconciliation between reportable segment gross profit to consolidated loss before provision for income taxes is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2020	2019	2020
Segment gross profit	$13,845	$7,607	$25,857	$25,994
Selling, general and administrative expenses	43,692	47,911	80,275	106,291
Depreciation and amortization	1,501	1,083	3,034	2,049
Interest expense	3,388	1,297	6,106	4,123
Interest Income	(1,415)	(715)	(3,264)	(2,671)
Revaluation of preferred stock warrant	60	21,260	142	20,470
Other income, net	(12)	(53)	(31)	(86)

Loss before provision (benefit) for income taxes	$(33,369)	$(63,176)	$(60,405)	$(104,182)

The reconciliation between reportable segment gross profit to consolidated loss before provision for income taxes is as follows:

	Year Ended December 31,
	2018	2019
	(in thousands)
Segment gross profit	$60,807	$57,859
Selling, general and administrative expenses	133,842	184,988
Depreciation and amortization	6,857	6,019
Interest expense	8,513	14,596
Interest Income	(3,135)	(5,607)
Other (income) expense, net	(321)	673

Loss before provision for income taxes	$(84,949)	$(142,810)